Non-controlling Interests (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Noncontrolling Interest [Line Items]
Non-controlling interests		$ 1,043,822	$ 12,778
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
As of December 31, 2013		0
Consolidation of redeemable non-controlling interests		24,338
As of December 31, 2014		24,338
Terra LLC
Noncontrolling Interest [Line Items]
Non-controlling interests		787,011	0
Miscellaneous Projects
Noncontrolling Interest [Line Items]
Non-controlling interests		256,811	12,778
HES
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
As of December 31, 2013	[1]	0
Consolidation of redeemable non-controlling interests	[1]	7,738
As of December 31, 2014	[1]	7,738
CD DG Portfolio
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
As of December 31, 2013	[1]	0
Consolidation of redeemable non-controlling interests	[1]	16,600
As of December 31, 2014	[1]	16,600
Investor | Terra LLC | SunEdison
Noncontrolling Interest [Line Items]
Non-controlling interests		721,635	0
Investor | Terra LLC | Riverstone
Noncontrolling Interest [Line Items]
Non-controlling interests		65,376	0
Investor | Miscellaneous Projects | Nellis
Noncontrolling Interest [Line Items]
Non-controlling interests		1,394	0
Investor | Miscellaneous Projects | CPI
Noncontrolling Interest [Line Items]
Non-controlling interests		18,277	12,778
Investor | Miscellaneous Projects | Regulus
Noncontrolling Interest [Line Items]
Non-controlling interests		127,804	0
Investor | Miscellaneous Projects | HES
Noncontrolling Interest [Line Items]
Non-controlling interests		787	0
Investor | Miscellaneous Projects | Mt. Signal
Noncontrolling Interest [Line Items]
Non-controlling interests		88,597	0
Investor | Miscellaneous Projects | North Carolina Portfolio
Noncontrolling Interest [Line Items]
Non-controlling interests		19,271	0
Investor | Miscellaneous Projects | DG 2015 Portfolio 2
Noncontrolling Interest [Line Items]
Non-controlling interests		$ 681	$ 0

[1]	Amounts represent the preliminary values based on initial purchase price allocation. Amounts are subject to change when fair values at the acquisition date are determined.